Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average number of common shares outstanding (shares)	58,029,745	53,513,225	40,338,789